STATEMENTS OF OPERATIONS - USD ($)		2 Months Ended	3 Months Ended		7 Months Ended
		May 21, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025
CONDENSED STATEMENTS OF OPERATIONS
Formation, general and administrative costs		$ 16,620	$ 145,176		$ 161,796
Net income		$ (16,620)	$ 440,065	$ (16,620)	$ 423,445
Basic weighted average shares outstanding	[1],[2]	6,666,667
Diluted weighted average shares outstanding	[1],[2]	6,666,667
Basic net income		$ 0

[1]	Excludes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.